Capital Commitments	12 Months Ended
Mar. 31, 2020
Capital Commitments [Abstract]
Capital Commitments
37)	CAPITAL COMMITMENTS

Estimated amount of contracts remaining to be executed on capital account and not provided for (net of advances) aggregate USD 326 as at March 31, 2020 (March 31, 2019: USD 604).